MAXIM SERIES FUND, INC.
                                    8515 East Orchard Road
                                  Englewood, Colorado 80111

TO THE SHAREHOLDERS OF MAXIM VISTA GROWTH & INCOME PORTFOLIO:

We are pleased to present this Annual Report for Maxim Vista Growth & Income Portfolio for the year ended October 31, 1997. The U.S. economy, in one of the longest expansions in history, set the stage for solid stock market gains during the reporting period. The market benefited from corporate profit growth, low inflation and continuing inflows from both U.S. and overseas investors. Although the largest U.S. stocks showed slightly higher gains than small- and mid-capitalization issues, smaller issues closed the gap later in the year as investors focused on compelling valuations and earnings. While U.S. stocks were not immune to October's global correction caused by economic and currency instability in Asia, prices recovered as investors recognized the enduring strength of U.S. economic fundamentals.

U.S. bond markets were driven by an acute sensitivity to whether the high levels of economic growth would lead to a resurgence of inflation. While this caused bond investors to react to each economic report, inflation remained muted. As the year ended, U.S. bond markets rallied as global investors turned to U.S. Treasury securities in light of global stock market instability.

After a three-year period in which U.S. stock prices doubled, the October volatility served as a reminder that equity markets are inherently volatile over the short term. It's important for you to understand the potential risks and returns in an investment program based on your time horizon and risk tolerance. All of us at Vista look forward to continuing to help you work toward your financial goals.

The following chart illustrates comparative performance for $10,000 invested in the Maxim Growth & Income Portfolio and the Lipper Growth and Income Fund Index from December 21, 1994 (Inception) to October 31, 1997.

 ------ ------- ---------- ---------- ------------ -----------------------
 $20,000                                                    Key
                                                   -----------------------
                                                     |_| Lipper Growth &
 $ 19,000                                                 Income Fund Index
                                        |_| $19,335.42   o Maxim Vista Growth
                                         o   $19,113.10     & Income Portfolio

 $18,000
 $17,000                                                The Lipper Growth and
                                                        Income Funds Index,
 $16,000                                                an equally weighted
                                                        performance
                                                        indicator,
                                                        tracks the total
 $15,000                    |_| $15,102.19                returns of the 30
                                                        largest growth and
                                                        income funds in the
                                                        industry.
 $14,000                     o  $14,779.93                Funds included in the
                                                        index are
                                                        representative.
 $13,000                                                of the market
                 |_|$12,407.36
 $12,000
                   o$12,315.20

 $11,000
 $10,000
       |_|o$10,000
 ------   -------  ----------  ----------  ------------ -----------------------
          12/21/94    1995        1996         1997
 ------   -------   ---------  ----------  ------------ -----------------------

Average Annual Total Returns for the Maxim Vista Growth & Income Portfolio:

One Year 29.33% Past performance is not a guarantee of future results. Five Year N/A Investment return and principal value will fluctuate Ten Year N/A so that an investor's shares, when redeemed, may Since Inception 24.86% be worth more or less than original cost.


This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.



















                      MAXIM SERIES FUND, INC.
                      MAXIM VISTA GROWTH & INCOME PORTFOLIO

                      Financial Statements and Financial Highlights for the Years Ended Ended October 31, 1997 and 1996

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:




We have audited the accompanying statement of assets and liabilities of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1997, the related statement of operations for the year ended October 31, 1997, and the statements of changes in net assets and the financial highlights for the years ended October 31, 1997 and 1996, and the period from December 21, 1994 (inception) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 and 1996, by correspondence with the custodian and brokers, and the application of alternative auditing procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. at October 31, 1997, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the years ended October 31, 1997 and 1996, and the period from December 21, 1994 (inception) to October 31, 1995, in conformity with generally accepted accounting principles.






December 10, 1997

MAXIM SERIES FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------

                                                                               MAXIM VISTA
                                                                                  GROWTH
                                                                                 & INCOME
                                                                                PORTFOLIO
                                                                            -------------------
ASSETS:
Investment in Hub - Growth and Income Portfolio, at value                $      135,123,323
Receivable for investments sold                                                     132,385
                                                                            -------------------
       Total assets                                                             135,255,708
                                                                            -------------------

LIABILITIES:
    Payable for redemptions                                                         139,650
    Other liabilities                                                                62,442
                                                                            -------------------
       Total liabilities                                                            202,092
                                                                            -------------------

NET ASSETS                                                               $      135,053,616
                                                                            ===================

NET ASSETS REPRESENTED BY:
  Capital stock, $.10 par value                                          $        8,140,642
  Additional paid-in capital                                                     91,812,742
  Net unrealized appreciation on investments                                     18,480,037
  Undistributed net investment income                                                (1,262)
  Accumulated undistributed net realized gain on investments                     16,621,457
                                                                            -------------------

NET ASSETS                                                               $      135,053,616
                                                                            ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                    $          1.6590
                                                                            ===================

SHARES OF CAPITAL STOCK:
  Authorized                                                                    100,000,000
  Outstanding                                                                    81,406,422
















See notes to financial statements.


MAXIM SERIES FUND INC.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------

                                                                               MAXIM VISTA
                                                                                  GROWTH
                                                                                 & INCOME
                                                                                PORTFOLIO
                                                                            -------------------
INVESTMENT INCOME:
  Investment income allocated from Hub portfolio                         $        2,346,283
  Expenses allocated from Hub portfolio                                            (531,192)
                                                                            -------------------
      Total investment income                                                     1,815,091
                                                                            -------------------

EXPENSES:
  Advisory fees                                                                     597,408
                                                                            -------------------
      Total expenses                                                                597,408
                                                                            -------------------

NET INVESTMENT INCOME                                                             1,217,683
                                                                            -------------------

REALIZED AND UNREALIZED GAIN  ON INVESTMENTS:
  Net realized gain on investments                                               16,621,457
  Change in net unrealized appreciation on investments                           10,136,096
                                                                            -------------------
    Net change in realized and unrealized appreciation on investments            26,757,553
                                                                            -------------------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                     $       27,975,236
                                                                            ===================
























See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 1997 AND 1996
-----------------------------------------------------------------------------------------------

                                                              MAXIM VISTA GROWTH & INCOME
                                                         --------------------------------------
                                                                1997                1996
                                                         -------------------  -----------------

INCREASE IN NET ASSETS:

OPERATIONS:
  Net investment income                                $     1,217,683      $     1,191,701
  Net realized gain                                         16,621,457            6,631,434
  Change in net unrealized appreciation                     10,136,096            3,954,475
                                                         -------------------  -----------------
    Net increase in net assets resulting from               27,975,236           11,777,610
operations

DISTRIBUTION TO SHAREHOLDERS:
  From net investment income                                (1,241,911)          (1,169,079)
  From short-term capital gains                             (1,716,872)                   0
  From long-term capital gain                               (4,914,562)          (1,414,461)
                                                         -------------------  -----------------
    Total distribution                                      (7,873,345)          (2,583,540)

SHARE TRANSACTIONS:
  Net proceeds from sale of shares                          28,401,339           48,967,765
  Reinvestment of distributions                              7,873,492            2,583,393
  Cost of shares redeemed                                   (7,753,385)         (23,718,112)
                                                         -------------------  -----------------

    Net increase in net assets resulting from share         28,521,446           27,833,046
transactions
                                                         -------------------  -----------------

    Total increase in net assets                            48,623,337           37,127,116

NET ASSETS:
  Beginning of period                                       86,430,279           49,403,163
                                                         -------------------  -----------------
  End of period                                        $   135,053,616      $    86,430,279
                                                         ===================  =================

OTHER INFORMATION:

SHARES:
  Sold                                                      18,800,487           37,282,804
  Issued in reinvestment of distributions                    5,692,550            2,029,197
  Redeemed                                                  (5,013,305)         (18,102,506)
                                                         -------------------  -----------------

    Net increase in shares of beneficial interest           19,479,732           21,209,495
outstanding

OUTSTANDING SHARES AT:
  Beginning of period                                       61,926,690           40,717,195
                                                         -------------------  -----------------

  End of period                                             81,406,422           61,926,690

                                                         ===================  =================


See notes to financial statements.



---------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.

MAXIM VISTA GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock for the years ended October 31, 1997 and 1996, and the period December 21, 1994 (inception) to October 31, 1995 were as follows:



                                                          Year Ended        Year Ended        Period Ended
                                                         October 31,       October 31,        October 31,
                                                             1997              1996               1995


Net Asset Value, Beginning of Period               $         1.3957  $         1.2133   $         1.0000

Income From Investment Operations

Net Investment Income                                        0.0158            0.0219             0.0174

Net Realized and Unrealized Gain                             0.3677            0.2147             0.2133
                                                     ---------------   ---------------    ---------------

Total Income From Investment Operations                      0.3835            0.2366             0.2307

Less Distributions

From Net Investment Income                                  (0.0162)          (0.0215)           (0.0174)

From Net Realized Gain                                      (0.1040)          (0.0327)            0.0000
                                                     ---------------   ---------------    ---------------

Total Distributions                                         (0.1202)          (0.0542)           (0.0174)
                                                     ---------------   ---------------    ---------------

 Net Asset Value, End of Period                    $         1.6590  $         1.3957   $         1.2133
                                                     ===============   ===============    ===============

Total Return                                                29.33%            20.01%             22.25%

Net Assets, End of Period                          $     135,053,616 $      86,430,279  $      49,403,163

Ratio of Expenses to Average Net Assets                      1.00%             1.00%              1.01% *

Ratio of Net Investment Income to Average Net                1.08%             1.75%              2.21% *
Assets






* Annualized





-------------------------------------------------------------------------------

MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED OCTOBER 31, 1997 AND 1996
-------------------------------------------------------------------------------

1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

        The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of the significant accounting policies of the Portfolio, which are in accordance with the accounting principles generally accepted in the investment company industry:

        Dividends

        Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

        Security Valuation

        The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.      INVESTMENT ADVISORY AGREEMENT

        The Fund had entered into an investment advisory agreement with The Great-West Life Assurance Company through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, Inc. serves as investment advisor. As compensation for its services to the Fund with respect to the Maxim Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.      INVESTMENT TRANSACTIONS

        The Portfolio's percentage interest in the Hub portfolio is 5.07% at October 31, 1997.

        December 17, 1997

Growth & Income Portfolio


Shares                Issuer                                               Value


Long-Term Investments--96.4%


                      Common Stock--89.1%
                      Aerospace--0.8%
300,000               United Technologies, Corp.                     $21,000,000
                                                                     -----------
                      Agricultural Production/Services--1.8%
250,000               AGCO Corp.                                       7,250,000
450,000               Case Corp.                                      26,915,625
250,000               Deere & Co.                                     13,156,250
                                                                      ----------
                                                                      47,321,875
                      Airlines--1.3%
300,001               AMR Corp., Delaware*                            34,931,366
                                                                      ----------
                      Automotive--1.3%
245,000               General Motors                                  15,725,938
401,000               Lear Corp.*                                     19,273,063
                                                                      ----------
                                                                      34,999,001
                      Banking--6.4%
450,000               BankAmerica Corp.                               32,175,000
325,000               Comerica, Inc.                                  25,695,313
410,000               First Union Corp.                               20,115,625
325,000               NationsBank Corp.                               19,459,375
500,000               Norwest Corp.                                   16,031,250
65,000                Signet Banking Corp.                             3,497,813
175,000               U.S. Bancorp                                    17,795,312
500,000               Washington Mutual Inc.                          34,218,750
                                                                      ----------
                                                                     168,988,438
                      Broadcasting--1.6%
206,000               Clear Channel Communications, Inc.*             13,596,000
500,000               Comast Corp., Special Class A                   13,750,000
645,341               Tele-Communications, TCI Group, Class A*        14,802,509
                                                                      ----------
                                                                      42,148,509
                      Business Services--0.5%
450,000               Equifax, Inc.                                   13,978,125
                                                                      ----------
                      Chemicals--2.1%
450,000               Dow Chemical Co.                                40,837,500
250,000               duPont (EI) deNemours                           14,218,750
                                                                      ----------
                                                                      55,056,250

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


                      Computer Software--2.1%
150,000               Cisco Systems, Inc.*                           $12,304,680
550,000               Computer Associates International               41,009,375
35,000                McAfee Associates, Inc.*                         1,741,250
                                                                       ---------
                                                                      55,055,305
                      Computers/Computer Hardware--4.9%
387,500               Compaq Computer Corp.*                          24,703,125
650,000               EMC Corp., Mass.*                               36,400,000
338,000               International Business Machines Corp.           33,145,125
280,000               Storage Technology Corp.*                       16,432,500
600,000               Sun Microsystems, Inc.*                         20,550,000
                                                                      ----------
                                                                     131,230,750
                      Construction Machinery--0.8%
400,000               Caterpillar, Inc.                               20,500,000
                                                                      ----------
                      Consumer Products--2.2%
275,000               Avon Products, Inc.                             18,012,500
200,000               Colgate-Palmolive Co.                           12,950,000
725,000               Philip Morris Companies, Inc.                   28,728,125
                                                                      ----------
                                                                      59,690,625
                      Diversified--4.2%
   95,500             American Standard Companies, Inc.*               3,414,125
1,200,000             BTR Ltd. PLC, ADR (United Kingdom)              16,359,600
1,000,000             Canadian Pacific, Ltd.                          29,812,500
  930,000             Tyco International Ltd.                         35,107,500
1,000,000             Westinghouse Electric Corp.                     26,437,500
                                                                      ----------
                                                                     111,131,225
                      Electronics/Electrical Equipment--1.9%
400,000               Adaptec, Inc.*                                  19,375,000
200,000               Intel Corp.                                     15,400,000
150,000               Texas Instruments                               16,003,125
                                                                      ----------
                                                                      50,778,125
                      Entertainment/Leisure--4.4%
900,000               Carnival Corp., Class A                         43,650,000
549,700               GTECH Holdings Corp.*                           17,727,825
269,000               MGM Grand, Inc.*                                11,802,375

Growth & Income Portfolio
December 17, 1997
Shares                Issuer                                               Value


Long-Term Investments--(continued)


254,659               Tele-Communications TCI Ventures Group, Ser. A* $5,873,072
400,000               Time Warner, Inc.                               23,075,000
500,000               Viacom, Inc. Class B*                           15,125,000
                                                                      ----------
                                                                     117,253,272
                      Financial Services--2.5%
650,000               Federal Home Loan Mortgage Corp.                24,618,750
350,000               Lehman Brothers Holding, Inc.                   16,471,875
550,000               Morgan Stanley, Dean Witter, Discover and Co.   26,950,000
                                                                      ----------
                                                                      68,040,625
                      Food/Beverage Products--3.1%
850,000               ConAgra, Inc.                                   25,606,250
1,000,000             PepsiCo., Inc.                                  36,812,500
400,000               Unilever NV, ADR (Netherlands)                  21,350,000
                                                                      ----------
                                                                      83,768,750
                      Health Care/Health Care Services--3.2%
401,000               Columbia/HCA Healthcare Corp.                   11,328,250
1,750,000             HEALTHSOUTH Corp.*                              44,734,375
500,000               Tenet Healthcare Corp.*                         15,281,250
530,000               Vencor, Inc.*                                   14,310,000
                                                                      ----------
                                                                      85,653,875
                      Insurance--4.9%
400,000               Allstate Corp.                                  33,175,000
215,750               American International Group                    22,019,984
330,000               Equitable Companies, Inc.                       13,591,875
190,000               Loews Corp.                                     21,220,625
240,000               NAC Re Corp.                                    10,680,000
400,000               Reliastar Financial Corp.                       14,950,000
225,000               Travelers Group, Inc.                           15,750,000
                                                                      ----------
                                                                     131,387,484
                      Manufacturing--3.6%
190,100               Honeywell, Inc.                                 12,938,681
637,500               Ingersoll-Rand Co.                              24,822,656
490,000               Johnson Controls                                21,988,750
300,000               Kennametal Inc.                                 14,550,000
100,000               McDermott International                          3,631,250

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


400,000               Parker Hannifin Corp.                          $16,725,000
                                                                     -----------
                                                                      94,656,337
                      Metals/Mining--1.9%
500,000               Aluminum Co. of America (ALCOA)                 36,500,000
370,000               Newmont Mining Corp.                            12,950,000
                                                                      ----------
                                                                      49,450,000
                      Office/Business Equipment--1.2%
400,000               Xerox Corp.                                     31,725,000
                                                                      ----------
                      Oil & Gas--8.5%
600,000               Apache Corp.                                    25,200,000
250,000               British Petroleum PLC, ADR (United Kingdom)     21,937,500
500,000               Coastal Corp.                                   30,062,500
400,000               Dresser Industries, Inc.                        16,850,000
640,000               Halliburton Company                             38,160,000
470,000               Mobil Corp.                                     34,221,875
525,000               Oryx Energy Co.*                                14,470,313
580,000               Texaco, Inc.                                    33,023,750
364,900               USX-Marathon Group                              13,045,175
                                                                      ----------
                                                                     226,971,113
                      Paper/Forest Products--0.7%
600,000               Willamette Industries, Inc.                     19,837,500
                                                                      ----------
                      Pharmaceuticals--4.4%
350,000               Bristol-Myers Squibb Co.                        30,712,500
575,000               Pharmacia & Upjohn, Inc.                        18,256,250
480,000               Schering-Plough Corp.                           26,910,000
850,000               SmithKline Beecham PLC, ADR (United Kingdom)    40,481,250
                                                                      ----------
                                                                     116,360,000
                      Pipelines--0.0%
25,000                Tubos de Acero de Mexico SA, ADR (Mexico)*         504,688
                                                                         -------
                      Printing & Publishing--1.4%
675,000               New York Times Company, Class A                 36,956,250
                                                                      ----------
                      Real Estate Investment Trust--3.0%
345,000               Beacon Properties Corp.                         14,533,125
100,000               Boston Properties, Inc.*                         3,200,000

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


190,000               Cali Realty Corp.                               $7,695,000
655,800               Duke Realty Investments, Inc.                   14,755,500
200,000               Equity Office Properties Trust                   6,112,500
280,000               Equity Residential Properties Trust             14,140,000
338,181               Security Capital Industrial Trust                8,306,571
720,000               Security Capital US Realty, ADR (Luxemburg)*    10,152,000
                                                                      ----------
                                                                      78,894,696
                      Retailing--6.5%
640,000               American Stores Co.                             16,440,000
520,000               CVS Corp.                                       31,882,500
450,000               Dayton-Hudson Corp.                             28,265,625
525,000               Federated Department Stores*                    23,100,000
1,155,000             Kroger Co.*                                     37,681,875
350,000               Office Depot, Inc.*                              7,218,750
300,000               Safeway, Inc.*                                  17,437,500
300,000               Tandy Corp.                                     10,312,500
                                                                      ----------
                                                                     172,338,750
                      Telecommunications--4.2%
450,000               Bell Atlantic Corp.                             35,943,750
650,000               BellSouth Corp.                                 30,753,125
400,000               Sprint Corp.                                    20,800,000
700,000               WorldCom, Inc.                                  23,537,500
                                                                      ----------
                                                                     111,034,375
                      Textiles--1.1%
300,000               Liz Claiborne, Inc.                             15,206,250
400,000               Unifi, Inc.                                     15,375,000
                                                                      ----------
                                                                      30,581,250
                      Utilities--2.6%
250,000               Centrais Electricas Brasileiras
                      SA-Electrobras, ADR (Brazil)                     5,442,400
425,000               CINergy Corp.                                   14,025,000
50,000                Consolidated Edison Co. of New York, Inc.        1,712,500
555,000               FPL Group Inc.                                  28,686,563
550,000               Pinnacle West Capital Corp.                     19,146,875
                                                                      ----------
                                                                      69,013,338

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


                      Total Common Stock                          $2,371,236,897
                      (Cost $1,780,499,636)
                      Convertible Preferred Stock--2.3%
                      Airlines--0.4%
                      Continentail Air Finance Trust,
10,000                  8.50%, 12/01/20                                  945,570
90,000                  8.50%, 12/01/20#                               8,510,130
                                                                       ---------
                                                                       9,455,700
                      Aerospace--0.1%
48,000                Loral Space & Communications, Inc.,
                         6.00%, 11/01/06#                              2,932,368
                      Alternate Energy--0.2%
86,000                Calenergy Capital Trust II, 6.25%, 02/25/12#     4,411,542
25,000                Calenergy Capital Trust III, 6.50%#              1,213,675
                                                                       ---------
                                                                       5,625,217
                      Entertainment/Leisure--0.3%
150,000               Time Warner Financing Trust, Hasbro, $1.24       6,487,500
                                                                       ---------
                      Insurance--0.2%
67,000                American Bankers Insurance Group, 6.25%, Ser. B  5,293,000
                                                                       ---------
                      Multi-Media--0.1%
60,000                Echostar Communications Corp.
                         Ser. C, 6.75% 12/31/49                        3,000,000
                                                                       ---------
                      Paper/Forest Products--0.2%
125,000               International Paper Capital Corp., 5.25%#        6,136,750
                                                                       ---------
                      Telecommunications--0.6%
50,000                AirTouch Communications, 4.25%, 08/16/16         3,000,000
100,000               TCI Pacific Communications Inc., Class A, 5.0%,
                         7/31/06                                      13,937,500
                                                                      16,937,500

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


                      Utilities--0.2%
102,000               Houston Industries, Inc., 7.00%, 07/01/00       $5,584,500
                                                                      ----------
                      Total Convertible Preferred Stock               61,452,535
                      (Cost $49,766,002)
                      Warrants--0.0%
                      Real Estate Investment Trust--0.0%
15,742                Security Capital Group, Class B, 09/18/98           75,758
                                                                          ------
                      (Cost $0)
Principal
Amount
                      Convertible Corporate Notes & Bonds--2.7%
                      Automotive--0.2%
$4,500,000            Magna International Inc., 5.0%,
                        10/15/02                                       5,723,460
                      Computers/Computer Hardware--0.2%
3,600,000               EMC Corp., 3.25%, 03/15/02#                    4,937,220
                                                                       ---------
                      Electronics--0.3%
7,000,000               Xilinx Inc., 5.25%, 11/01/02#                  6,905,500
                                                                       ---------
                      Entertainment /Leisure--0.1%
2,250,000               Family Golf Centers, Inc.# 5.75%,
                          10/15/04                                     2,149,695
                      Environmental Service--0.0%
1,000,000               USA Waste Services Inc., 4.00%,
                          02/01/02                                     1,066,250
                      Government Issue--0.2%
5,000,000               Republic of Italy, 5.0%, 06/28/01              5,300,000
                                                                       ---------
                      Health Care/Health Care Services--0.5%
3,000,000               Alternative Living Services, 7.0%,
                          06/01/04#                                    3,960,000
5,000,000             Atria Communities, Inc., 5.0%,
                          10/15/02#                                    5,039,050
3,500,000             Carematrix Corp., 6.25%, 08/15/04#               3,749,760
                                                                       ---------
                                                                      12,748,810

Growth & Income Portfolio
December 17, 1997


Principal
Amount                Issuer                                               Value


Long-Term Investments--(continued)


                      Hotels/Other Lodging--0.2%
$5,000,000              Hilton Hotels Corp.,
                          5.0%, 05/15/06                              $5,575,000
                      Paper/Forest Products--0.2%
6,600,000               South African Pulp & Paper
                          Industries, BVI Finance Ltd.,
                          7.5%, 08/01/02                               6,187,500
                      Retailing--0.6%
4,000,000               Federated Department Stores,
                          5.0%, 10/01/03                               5,520,000
8,500,000               Rite Aide Corp., 5.25%,
                          09/15/02#                                    9,144,130
                                                                      14,664,130
                      Telecommunications--0.2%
2,500,000               Telefonica Europe BV,
                          (Netherlands), 2.0%,
                          07/15/02#                                    2,537,500
3,500,000               Tel-Save Holdings Inc., 4.5%,
                          09/15/02#                                    3,701,285
                                                                       6,238,785
                      Total Convertible Corporate
                      71,496,350
                      Notes & Bonds
                      (Cost $65,157,500)
                      U.S. Treasury Securities--2.3%
55,000,000              U.S. Treasury Bond, 7.25%,
                          08/15/22                                    62,011,950
                      (Cost $60,980,313)


                      Total Long-Term Investments                  2,566,273,490
                      (Cost $1,956,403,451)

Growth & Income Portfolio
December 17, 1997

Principal
Amount                Issuer                                               Value


Short-Term Investments--3.3%


                      U.S. Treasury Securities--0.0%
$1,500,000              U.S. Treasury Bill, 11/20/97                  $1,495,951
                                                                      ----------
                      (Cost $1,495,951)
                      Commercial Paper--1.5%
20,000,000              General Electric Capital Corp.,
                          5.53%, 12/03/97                             19,901,689
20,000,000              Household Finance Corp., 5.5%,
                          11/04/97                                    19,990,833
                      Total Commercial Paper                          39,892,522
                      (Cost $39,892,522)
                      Time Deposit--1.8%
                        Deutsche Bank, AG
                          (United States)
47,969,000              5.66%, 11/03/97                               47,969,000
                      (Cost $47,969,000)


                      Total Short-Term Investments                    89,357,473
                      (Cost $89,357,473)


                      Total Investments--99.7%                    $2,655,630,963
                      (Cost $2,045,760,924)

Capital Growth Portfolio
December 17, 1997

Shares                Issuer                                              Value


Long-Term Investments--95.3%


                      Common Stock--94.9%
                      Aerospace--3.4%
462,500                 Precision Castparts Corp.                $    27,200,781
325,000                 Sundstrand Corp.                              17,671,875
                                                                      ----------
                                                                      44,872,656
                      Agricultural Production/Services--1.7%
460,000                 AGCO Corp.                                    13,340,000
153,500                 Case Corp.                                     9,181,219
                                                                       ---------
                                                                      22,521,219
                      Airlines--1.0%
299,000                 Continental Airlines, Inc., Class B*          12,931,750
                                                                      ----------
                      Automotive--2.5%
500,000                 Lear Corp.*                                   24,031,250
200,000                 Tower Automotive, Inc.*                        8,375,000
                                                                       ---------
                                                                      32,406,250
                      Banking--5.2%
150,000                 Cullen/Frost Bankers, Inc.                     7,575,000
300,000                 Southtrust Corp.                              14,400,000
155,320                 TCF Financial Corp.                            8,833,825
250,000                 Washington Mutual Inc.                        17,109,375
527,000                 Zions Bancorporation                          20,487,125
                                                                      ----------
                                                                      68,405,325
                      Broadcasting--3.9%
800,000                 Comcast Corp., Special Class A                22,000,000
600,000                 Groupe AB, SA, ADR (France)*                   4,462,500
700,000                 Tele-Communications, Inc., Liberty
                          Media Group, Ser. A*                        24,368,750
                                                                      50,831,250
                      Business Services--6.5%
234,800                 CDI Corp.*                                     9,215,900
575,000                 Equifax, Inc.                                 17,860,938
300,000                 Fiserv, Inc.*                                 13,425,000
840,000                 GTECH Holdings Corp.*                         27,090,000
700,000                 Interim Services, Inc.*                       18,331,250
                                                                      ----------
                                                                      85,923,088

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


                      Chemicals--3.4%
435,000                 Cytec Industries, Inc.*                  $    21,206,250
195,000                 OM Group, Inc.                                 7,361,250
150,000                 Rohm & Haas Co.                               12,496,875
94,250                  The Carbide/Graphite Group, Inc.*              3,357,656
                                                                       ---------
                                                                      44,422,031
                      Computer Software--2.1%
505,000                 American Business Information, Inc., Class A*  5,302,500
505,000                 American Business Information, Inc., Class B*  6,565,000
584,000                 American Management Systems, Inc.             12,629,000
65,000                  McAfee Associates, Inc.*                       3,233,750
2,500                   Netscape Communications Corp.*                    82,188
                                                                          ------
                                                                      27,812,438
                      Computers/Computer Hardware--4.7%
500,000                   EMC Corp., Mass.*                           28,000,000
200,000                   Quantum Corp.*                               6,325,000
400,000                   Solectron Corp.*                            15,700,000
198,500                   Storage Technology Corp.*                   11,649,469
                                                                      ----------
                                                                      61,674,469
                      Distribution--0.9%
418,000                   Applied Industrial Technologies, Inc.       12,148,125
                      Diversified--0.7%
114,500                   American Standard Companies, Inc.*           4,093,375
125,000                   Harnischfeger Industries, Inc.               4,921,875
                                                                       ---------
                                                                       9,015,250
                      Electronics/Electrical Equipment--3.2%
400,000                   Adaptec, Inc.*                              19,375,000
238,000                   Teleflex, Inc.                               8,865,500
250,000                   Teradyne Inc.*                               9,359,375
25,300                    UCAR International, Inc.*                      948,750
100,000                   Xilinx, Inc.*                                3,412,500
                                                                       ---------
                                                                      41,961,125
                      Entertainment/Leisure--4.2%
600,000                   Carnival Corp., Class A                     29,100,000
443,000                   MGM Grand, Inc.*                            19,436,625

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


155,000                   TCA Cable TV, Inc.                     $     6,393,750
                                                                 ---------------
                                                                      54,930,375
                      Environmental Services--0.6%
215,000                   U.S.A. Waste Services, Inc.*                 7,955,000
                                                                       ---------
                      Financial Services--3.8%
300,000                   Bear Stearns Companies, Inc.                11,906,250
300,000                   Finova Group, Inc.                          13,181,250
410,000                   Lehman Brothers Holding, Inc.               19,295,625
99,500                    The PMI Group, Inc.*                         6,013,531
                                                                       ---------
                                                                      50,396,656
                      Health Care/Health Care Services--9.4%
150,000                   Beckman Instruments, Inc.                    5,906,250
499,000                   Beverly Enterprises, Inc.*                   7,453,813
309,500                   Health Care & Retirement Corp.*             11,702,969
798,500                   HEALTHSOUTH Corp.*                          20,411,656
150,000                   Lincare Holdings, Inc.*                      8,043,750
500,000                   Sun Healthcare Group, Inc.*                  9,937,500
275,000                   Sybron International Corp.,
                          Wisconsin*                                  11,034,375
990,000                   Tenet Healthcare Corp.*                     30,256,875
419,000                   Universal Health Services, Inc.,
                          Class B*                                    18,462,188
                                                                     123,209,376
                      Insurance--9.3%
125,000                   ACE, Ltd.#                                  11,617,188
390,000                   American Bankers Insurance Group,
                          Inc.                                        14,576,250
150,000                   CMAC Investment Corp.                        8,203,125
200,000                   Equitable Companies, Inc.                    8,237,500
200,000                   MGIC Investment Corp.                       12,062,500
350,000                   Nationwide Financial Services, Inc.,
                          Class A*                                    10,653,125
950,000                   Reliance Group Holdings, Inc.               11,993,750
550,000                   Reliastar Financial Corp.                   20,556,250
299,250                   SunAmerica, Inc.                            10,754,297
195,000                   Transatlantic Holdings, Inc.                13,491,563
                                                                      ----------
                                                                     122,145,548

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


                      Machinery & Engineering Equipment--0.9%
200,000                   Applied Power, Inc., Class A           $    12,375,000
                                                                 ---------------
                      Manufacturing--4.7%
129,000                   Dexter Corp.                                 5,063,250
170,000                   Johnson Controls, Inc.                       7,628,750
250,000                   Kennametal Inc.                             12,125,000
300,000                   Parker Hannifin Corp.                       12,543,750
297,500                   Pentair, Inc.                               11,490,938
500,000                   United Dominion Industries, Ltd.            13,062,500
                                                                      ----------
                                                                      61,914,188
                      Media/Advertising--1.1%
200,000                   Omnicom Group, Inc.                         14,125,000
                                                                      ----------
                      Office/Business Equipment--1.2%
150,000                   Avery Dennison Corp.                         5,971,875
500,000                   Office Depot, Inc.*                         10,312,500
                                                                      ----------
                                                                      16,284,375
                      Oil & Gas--3.0%
600,000                   Noble Drilling Corp.*                       21,337,511
100,000                   Sonat, Inc.                                  4,593,750
198,500                   Tidewater, Inc.                             13,038,969
                                                                      ----------
                                                                      38,970,230
                      Packaging--0.5%
300,000                   NV Koninklijke KNP BT, ADR
                          (Netherlands)                                6,832,470
                      Paper/Forest Products--1.2%
300,000                   Boise Cascade Corp.                         10,387,500
150,000                   Willamette Industries, Inc.                  4,959,375
                                                                       ---------
                                                                      15,346,875
                      Pipelines--1.6%
299,500                   Columbia Gas System, Inc.                   21,638,875
                                                                      ----------
                      Power Conversion--0.8%
397,500                   American Power Conversion Corp.*            10,831,875
                                                                      ----------
                      Real Estate Investment Trust--3.1%
280,000                   Beacon Properties Corp.                     11,795,000
120,000                   Duke Realty Investments, Inc.                2,700,000
200,000                   Equity Residential Properties Trust         10,100,000

Growth & Income Portfolio
December 17, 1997

Shares                Issuer                                               Value


Long-Term Investments--(continued)


275,000               FelCor Suite Hotels, Inc.                      $10,071,875
400,000               Security Capital US Realty, ADR (Luxembourg)*    5,640,000
                                                                       ---------
                                                                      40,306,875
                      Retailing--4.5%
220,000                   CVS Corp.                                   13,488,750
250,000                   Woolworth Corp.                              4,750,000
200,000                   General Nutrition Companies, Inc.*           6,300,000
300,000                   Kroger Co.*                                  9,787,500
500,000                   Neiman-Marcus Group, Inc.                   16,593,750
300,000                   Proffitt's, Inc.*                            8,606,250
                                                                       ---------
                                                                      59,526,250
                      Telecommunications--1.5%
510,000                   Aspect Telecommunications
                          Corp.*                                      12,240,000
300,000               Nextel Communications
                          Inc., Class A*                               7,875,000
                                                                      20,115,000
                      Textiles--2.7%
224,500                   Liz Claiborne, Inc.                         11,379,340
630,000                   Unifi, Inc.                                 24,215,624
                                                                      ----------
                                                                      35,594,964
                      Utilities--1.6%
290,000                   Calenergy Co., Inc.*                         9,932,500
300,000                   Pinnacle West Capital Corp.                 10,443,750
                                                                      ----------
                                                                      20,376,250
                      Total Common Stock                           1,247,800,158
                      (Cost $923,704,163)

Growth & Income Portfolio
December 17, 1997

Principal
Amount                Issuer                                               Value


Long-Term Investments--(continued)


                      Corporate Notes & Bonds--0.4%
                      Electronics--0.4%
$5,000,000                Xilinx Inc. 5.25%, 11/01/02                 $4,932,500
                      (Cost $5,000,000)
                      U.S. Government Obligation--0.0%
565,000                   U.S. Treasury Note, 6.88%,
05/15/06              601,019
                      (Cost $569,800)


                      Total Long-Term Investments                  1,253,333,677
                      (Cost $929,273,963)
Short-Term Investments--3.5%
                      Commercial Paper--1.5%
20,000,000                Ford Motor Credit Co., Discount
                          Note, 5.50%, 11/04/97                       19,990,833
                      (Cost $19,990,833)
                      Time Deposit--2.0%
26,430,000            Deutsche Bank AG, (United States) 5.66%,
                         11/03/97                                     26,430,000
                      (Cost $26,430,000)


                      Total Short-Term Investments                    46,420,833
                      (Cost $46,420,833)


                      Total Investments--98.8%                    $1,299,754,510
                      (Cost $975,694,796)


Index

*--Non income producing security.

#--Security may only be sold to qualified institutional buyers.

ADR--American Depository Receipt.

Statement of Assets and Liabilities October 31, 1997


                                                                        Growth &              Capital
                                                                          Income               Growth
                                                                       Portfolio            Portfolio

ASSETS:
Investment securities, at value (Note 1)                          $2,655,630,963       $1,299,754,510
Cash                                                                       2,918                  881
Receivables:
  Investment securities sold                                          18,219,400           20,338,534
  Interest and dividends                                               5,747,296              462,960
Other assets                                                              47,197               51,558
                                                                          ---------------------------
    Total assets                                                                        2,679,647,774
                                                                                        -------------
1,320,608,443
LIABILITIES:
Payable for investment securities purchased                           15,041,996            4,413,524
Accrued liabilities: (Note 2)
  Administration fees                                                    118,145               58,859
  Investment advisory fees                                               944,161              470,864
  Custodian                                                               36,504               20,624
  Other                                                                                       196,542
                                                                                              -------
171,725
    Total Liabilities                                                 16,337,348            5,135,596
                                                                      -------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                           $2,663,310,426       $1,315,472,847
                                                                  ===================================
Cost of Investments                                               $2,045,760,924         $975,694,796
                                                                  ===================================


Statement of Operations For the year ended October 31, 1997


                                                                        Growth &              Capital
                                                                          Income               Growth
                                                                       Portfolio            Portfolio

INVESTMENT INCOME:
Dividend                                                             $38,535,143          $11,201,524
Interest                                                              13,181,160            4,663,619
Foreign taxes withheld                                                 (227,963)            (315,627)
                                                                       ------------------------------
  Total investment income                                             51,488,340           15,549,516
                                                                      -------------------------------

EXPENSES: (Note 2)
Investment Advisory fees                                               9,877,868            4,971,835
Administration fees                                                    1,234,733              621,480
Custodian fees                                                           163,385               98,945
Amortization of organization costs (Note 1)                                7,990                7,990
Professional fees                                                                             102,521
102,519
Trustees fees and expenses                                                49,389               24,859
Other                                                                    170,609              138,574
                                                                         ----------------------------
    Total expenses                                                    11,606,495            5,966,202
                                                                      -------------------------------
Net investment income                                                 39,881,845            9,583,314
                                                                      -------------------------------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
Net realized gain (loss) on:
Investments                                                          355,973,872          141,951,607
Futures transactions                                                   9,654,862                   --
  Change in net unrealized
    appreciation/depreciation on investments                         231,319,779          146,677,178
                                                                     --------------------------------
Net realized and unrealized gain on
investments                                                          596,948,513          288,628,785
                                                                     --------------------------------
Net increase in net assets from operations                          $636,830,358         $298,212,099
                                                                    =================================


Statement of Changes in Net Assets For the Years Ended October 31,


                                                       Growth &                                     Capital
                                                       Income                                       Growth
                                                       Portfolio                                    Portfolio

                                                        1997                    1996                   1997               1996
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

Net investment income                                      $    39,881,845    $    46,623,872    $     9,583,314    $    12,451,547
Net realized gain on
investments and futures
transactions                                                   365,628,734        163,677,802        141,951,607        132,963,967
Change in net unrealized
appreciation/depreciation
on investments and futures                                     231,319,779        163,237,283        146,677,178         71,608,504
                                                                                                                    ---------------
Increase in net assets
from operations                                                636,830,358        373,538,957        298,212,099        217,024,018


                                                                                                                    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:

Contributions                                                  788,831,006        470,616,913        936,937,099      1,114,082,444
Withdrawals                                                   (854,698,879)      (605,973,572)    (1,009,808,684)    (1,260,399,848)
                                                                                                                    ---------------

Net increase (decrease)
from transactions in
investors' beneficial
interests                                                      (65,867,873)      (135,356,659)       (72,871,585)      (146,317,404)
                                                                                                                    ---------------
Net increase in net
assets                                                         570,962,485        238,182,298        225,340,514         70,706,614
NET ASSETS:
Beginning of period                                          2,092,347,941      1,854,165,643      1,090,132,333      1,019,425,719
                                                                                                                    ---------------
End of period                                              $ 2,663,310,426    $ 2,092,347,941    $ 1,315,472,847    $ 1,090,132,333
                                                                                                                    ===============


1. Organization and Significant Accounting Policies--Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 19, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant  accounting  policies  followed by the
Portfolios:

        A. Valuation of investments--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

        B. Repurchase agreements--It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

        C. Futures contracts--When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

        The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

        The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

        As of October 31, 1997, the Portfolios had no outstanding futures contracts.

        D. Written options--When a Portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

        The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

        As of October 31, 1997 the Portfolios had no outstanding written options.

        E. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned.
        Dividend income is recorded on the ex-dividend date.

        F. Organization costs--Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

        G. Federal income taxes--The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

        H. Expenses--Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.
2.  Fees and Other Transactions with Affiliates
        A. Investment advisory fee--Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

        The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

        Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

        B. Custodial fees--Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

        C. Administration fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. Investment Transactions--For the year ended October 31, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                      GIP                                                    CGP
Purchases (excluding U.S. Government)                             $1,781,972,894         $863,031,652
Sales (excluding U.S. Government)                                  1,474,324,449          771,903,060
Purchases of U.S. Government                                          60,980,313                   --
Sales of U.S. Government                                                      --                   --

The portfolio turnover rates of GIP and CGP for the year ended were 65% and 67% respectively. The average commission rates paid per share were $.05990 and $.0587 for GIP and CGP, respectively.

4. Retirement Plan--The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                       Accrued
                                                Pension                Pension
                                               Expenses              Liability
GIP                                             $21,526                $68,330
CGP                                              11,661                 33,265

Report of Independent Accounts

To the Trustees and Beneficial
Interest Holders of Growth and Income
Portfolio and Capital Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio and Capital Growth Portfolio (the "Portfolios") at October 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe the our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 1997